Condensed Consolidated Statements of Operations (Parenthetical)					12 Months Ended
	Sep. 20, 2023	Sep. 14, 2023	Mar. 07, 2022	Jul. 01, 2021	Dec. 31, 2022
Income Statement [Abstract]
Reverse stock splits	1-for-600	1-for-600	1-for-8	1-for-2,000	Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”)